Capital Stock (Details Narrative) (10-K) - USD ($)								1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 05, 2019	Mar. 29, 2019	Mar. 15, 2019	Jan. 10, 2019	Jul. 06, 2018	May 31, 2018	Dec. 15, 2016	Dec. 31, 2018	Oct. 31, 2017	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Nov. 30, 2017
Common stock, shares authorized										200,000,000	200,000,000		200,000,000	200,000,000
Common stock, par value										$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock issued										5,906,710			15,618,572	6,733,793
Number of common stock sold							475,681
Stock issued during period, value, issued for services											$ 272,000		$ 22,350
Acquisition stock issuances													14,124,005
Number of common stock issued														24,000
Common stock issued for exercised warrants													4,767,625
Common stock issued for cashless warrant exercise
Common stock issued for convertible notes, shares	127,291	731,039											731,039
Common stock issued for convertible notes											$ 318,226		$ 1,462,065
Common stock issued for payment of legal fees														124,000
Number of common stock issued plan													702,500
Number of common stock issued plan, value										$ 482,432			$ 1,172,974	160,000
Number of warrant to purchase shares of common stock		365,523
Convertible promissory notes	$ 300,000	$ 1,410,000												$ 1,575,000
Accrued interest payable	18,226	$ 52,065											$ 22,196
Number of warrants outstanding		365,523											8,143,115
Paulson Investment Company [Member]
Common stock issued for convertible notes	$ 9,000	$ 42,300
Debt instrument conversion rate	3.00%	3.00%
Until March 2020 [Member]
Warrant exercise price								$ 2.50				$ 2.50
Number of warrant to purchase shares of common stock								349,060				349,060
April 2025 [Member]
Warrant exercise price								$ 1.65				$ 1.65
Number of warrant to purchase shares of common stock								966,494				966,494
Five Years [Member]
Warrant exercise price								$ 2.00				$ 2.00
Number of warrant to purchase shares of common stock								4,547,813				4,547,813
Until March 2024 [Member]
Warrant exercise price								$ 2.40				$ 2.40
Number of warrant to purchase shares of common stock								2,279,748				2,279,748
Legal Advisory And Consulting Fees [Member]
Stock issued during period, shares, issued for services														544,600
Stock issued during period, value, issued for services														$ 678,625
Common Shares [Member]
Stock issued during period, shares, issued for services													5,000
Common stock issued for exercised warrants, shares													1,972,800
Common stock issued for cashless warrant exercise, shares													10,495
Common stock issued for cashless warrant exercise													$ 14,719
Common stock issued for payment of legal fees, shares													49,600
Common stock issued for payment of legal fees													$ 124,000
Common Shares [Member]
Acquisition stock issuances, shares													6,450,002
Stock issued during period, shares, issued for services											125,941		5,000
Stock issued during period, value, issued for services											$ 126		$ 5
Acquisition stock issuances													$ 6,450
Common stock issued for exercised warrants, shares					1,972,800								1,972,800
Common stock issued for exercised warrants													$ 1,973
Common stock issued for cashless warrant exercise, shares													10,495
Common stock issued for cashless warrant exercise													$ 11
Common stock issued for payment of legal fees, shares														49,600
Common stock issued for payment of legal fees														$ 50
Warrants [Member]
Weighted average price										$ 2.42			$ 2.23	$ 2.23
Number of warrants to purchase of common stock were cancelled													2,974,800
Warrants [Member]
Common stock issued for exercised warrants, shares					1,972,800
Weighted average price					$ 2.42
Number of warrants to purchase of common stock were cancelled					2,974,800
2017 Equity Incentive Plan [Member]
Number of common stock issued for employee compensation				200,000
Number of common stock issued for employee compensation, value				$ 330,000
Number of common stock reserved and authorized				85,000											485,000
Number of common stock issued plan														200,000
Number of common stock issued plan, value														$ 250,000
Business Assets Acquisition [Member]
Acquisition stock issuances, shares														604,371
SW Kenetics Inc. [Member]
Acquisition stock issuances, shares													1,700,002
Acquisition stock issuances													$ 4,624,005
Jageman Stamping Company's [Member]
Acquisition stock issuances, shares			4,750,000										4,750,000
Acquisition stock issuances													$ 9,500,000
Placement Agreement [Member]
Unit price of offering								$ 2.00	$ 1.65			$ 2.00
Warrant exercise price									$ 2.00
Warrant terms								5 years	5 years			5 years
Cash fee in percentage								12.00%	12.00%
Cash fee								$ 942,828		$ 1,137,211	$ 285,981			$ 117,750
Number of warrant unissued as authorized										673,705				71,364
Fee payable in warrants shares								459,414				459,414
Placement Agreement [Member] | Maximum [Member] | June 28, 2019 [Member]
Proceeds from private placement													$ 3,546,000
Placement Agreement [Member] | Common Shares [Member]
Common stock issued										6,060,606
Value of common stock shares										$ 10,000,000
Number of common stock sold								3,828,450		5,614,210	1,232,770			594,702
Cash fee in percentage								12.00%
Placement Agreement [Member] | Warrants [Member]
Number of common stock sold										2,807,105	616,385			297,351
Number of common stock sold, value										$ 9,263,424				$ 981,250
Warrant exercise price								$ 2.00				$ 2.00
Warrant terms								5 years				5 years
Cash fee in percentage								12.00%
Number of warrant to purchase shares of common stock								1,914,225				1,914,225
Warrant to purchase shares of commo stock value								$ 7,656,900				$ 7,656,900
Placement Agreement [Member] | Warrants [Member]
Warrant terms									7 years
Cash fee in percentage									12.00%
Second Placement Agreement [Member]
Value of common stock shares										$ 3,500,000
Second Placement Agreement [Member] | Common Shares [Member]
Number of common stock sold													1,967,886
Cash fee													$ 389,644
Second Placement Agreement [Member] | Warrants [Member]
Number of common stock sold													983,943
Number of common stock sold, value													$ 3,247,030
Two Placement Agent Agreements [Member]
Number of warrant to purchase shares of common stock													236,145
Warrant issued													981,213
Private Offering [Member]
Number of warrant to purchase shares of common stock						4,947,600
Warrant purchase agreement terms						The warrants could be called when the average price of our common stock traded at $5.00 per share or higher, for a consecutive 30 day period. This call provision was met on May 21, 2018.
January 25, 2017 Offering [Member] | Warrant One [Member]
Warrant exercise price						$ 2.50
Number of warrant to purchase shares of common stock						4,790,100
January 25, 2017 Offering [Member] | Warrant Two [Member]
Warrant exercise price						$ 1.25
Number of warrant to purchase shares of common stock						67,500
January 25, 2017 Offering [Member] | Warrant Three [Member]
Warrant exercise price						$ 0.50
Number of warrant to purchase shares of common stock						90,000
Patents [Member]
Acquisition stock issuances, shares														600,000
Acquisition stock issuances														$ 750,000
Investors [Member]
Number of common stock sold										5,614,210			5,796,336	4,640,822
Number of common stock sold, value										$ 9,263,424			$ 10,903,930	$ 6,038,900
Investors [Member] | Placement Agreement [Member]
Unit price of offering								$ 2.00				$ 2.00
Warrant exercise price								$ 2.40				$ 2.40
Warrant terms								5 years				5 years
Offering consisted units description								Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.40 per share.
Investors [Member] | Placement Agreement [Member] | Maximum [Member]
Proceeds from private placement								$ 13,000,000
Employees [Member]
Number of common stock issued for employee compensation														120,000
Number of common stock issued for employee compensation, value														$ 160,000
Employees and Directors [Member]
Number of common stock issued for employee compensation										292,500
Number of common stock issued for employee compensation, value										$ 482,624
Employees and Board of Directors [Member]
Number of common stock issued for employee compensation													702,500
Number of common stock issued for employee compensation, value													$ 1,172,974
Shareholders [Member]
Value of common stock shares														$ 100,000
Jeff Rann [Member] | Licensing Agreements [Member]
Number of common stock issued														100,000